UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS GLOBAL MARKET NEUTRAL FUND

FORM N-Q

DECEMBER 31, 2018

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.2%
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp.	5,000	$203,580	(a)
Telia Co., AB	29,000	137,615	(a)

Total Diversified Telecommunication Services		341,195

Entertainment - 1.1%
Capcom Co., Ltd.	8,400	167,447	(a)
CTS Eventim AG & Co. KGaA	2,299	85,796	(a)
IMAX Corp.	8,800	165,528	*(b)

Total Entertainment		418,771

Interactive Media & Services - 1.9%
Auto Trader Group PLC	40,500	233,744	(a)
Rightmove PLC	20,000	109,899	(a)
TripAdvisor Inc.	4,800	258,912	*(b)
Yelp Inc.	4,500	157,455	*(b)

Total Interactive Media & Services		760,010

Media - 0.7%
Eutelsat Communications SA	6,000	118,655	(a)
OPT Holding Inc.	4,300	56,828	(a)
Sinclair Broadcast Group Inc., Class A Shares	4,000	105,360	(b)

Total Media		280,843

Wireless Telecommunication Services - 0.5%
T-Mobile US Inc.	3,200	203,552	*(b)

TOTAL COMMUNICATION SERVICES		2,004,371

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.7%
Magna International Inc.	4,500	204,267
NGK Spark Plug Co., Ltd.	9,200	181,484	(a)
Stanley Electric Co., Ltd.	4,500	125,495	(a)
TS Tech Co. Ltd.	5,400	150,718	(a)

Total Auto Components		661,964

Automobiles - 1.3%
Fiat Chrysler Automobiles NV	12,200	177,373	*(a)
Honda Motor Co., Ltd.	6,300	164,626	(a)
Subaru Corp.	8,300	177,186	(a)

Total Automobiles		519,185

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 1.1%
Evolution Gaming Group AB	1,798	$103,577	(a)
Round One Corp.	6,600	68,223	(a)
Yum! Brands Inc.	2,600	238,992	(b)

Total Hotels, Restaurants & Leisure		410,792

Household Durables - 2.5%
Bellway PLC	5,363	171,268	*(a)
Berkeley Group Holdings PLC	4,324	191,792	(a)
Bovis Homes Group PLC	20,956	230,274	(a)
Redrow PLC	28,417	177,404	(a)
Taylor Wimpey PLC	114,116	197,388	(a)

Total Household Durables		968,126

Internet & Direct Marketing Retail - 0.4%
Booking Holdings Inc.	100	172,242	*(b)

Leisure Products - 0.5%
Bandai Namco Holdings	4,800	214,161	(a)

Multiline Retail - 0.9%
Ryohin Keikaku Co Ltd.	600	146,022	(a)
Target Corp.	2,993	197,807	(b)

Total Multiline Retail		343,829

Specialty Retail - 3.3%
Abercrombie & Fitch Co., Class A Shares	7,700	154,385	(b)
Best Buy Co. Inc.	2,602	137,802	(b)
Children’s Place Inc.	1,907	171,802	(b)
DSW Inc., Class A Shares	7,187	177,519	(b)
Home Depot Inc.	1,341	230,410	(b)
PC Depot Corp.	14,100	55,951	(a)
Urban Outfitters Inc.	6,535	216,962	*(b)
Zumiez Inc	7,542	144,580	*(b)

Total Specialty Retail		1,289,411

Textiles, Apparel & Luxury Goods - 1.6%
Burberry Group PLC	10,231	225,094	(a)
Deckers Outdoor Corp.	1,899	242,977	*(b)
Swatch Group AG, Bearer Shares	600	175,527	(a)

Total Textiles, Apparel & Luxury Goods		643,598

TOTAL CONSUMER DISCRETIONARY		5,223,308

CONSUMER STAPLES - 5.4%
Beverages - 0.4%
Boston Beer Co. Inc., Class A Shares	570	137,279	*(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.5%
Empire Co., Ltd., Class A Shares	13,100	$276,643
J Sainsbury PLC	52,100	175,683	(a)
Koninklijke Ahold Delhaize NV	8,911	224,803	(a)
Sundrug Co. Ltd.	4,300	127,905	(a)
Tesco PLC	75,974	184,096	(a)

Total Food & Staples Retailing		989,130

Food Products - 1.0%
Bakkafrost P/F	2,788	136,395	(a)
Salmar ASA	4,800	237,404	(a)

Total Food Products		373,799

Personal Products - 0.6%
Fancl Corp.	3,800	96,314	(a)
Medifast Inc.	1,200	150,024	(b)

Total Personal Products		246,338

Tobacco - 0.9%
Imperial Brands PLC	5,300	160,272	(a)
Swedish Match AB	5,042	198,780	(a)

Total Tobacco		359,052

TOTAL CONSUMER STAPLES		2,105,598

ENERGY - 5.9%
Energy Equipment & Services - 0.8%
Precision Drilling Corp.	72,300	125,513	*
SBM Offshore NV	12,404	183,637	(a)

Total Energy Equipment & Services		309,150

Oil, Gas & Consumable Fuels - 5.1%
BP PLC	33,000	208,211	*(a)
Canadian Natural Resources Ltd.	4,550	109,784
DNO ASA	80,000	116,663	(a)
Eni SpA	12,400	195,277	(a)
Galp Energia SGPS SA	7,043	111,528	(a)
HollyFrontier Corp.	3,323	169,872	(b)
Husky Energy, Inc.	13,000	134,361
Imperial Oil Ltd.	9,360	237,154
Neste Oyj	1,784	137,743	(a)
Repsol SA	14,297	229,830	(a)
Saras SpA	85,000	164,387	(a)
Valero Energy Corp.	2,623	196,646	(b)

Total Oil, Gas & Consumable Fuels		2,011,456

TOTAL ENERGY		2,320,606

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 10.5%
Banks - 2.7%
Bankinter SA	16,000	$127,877	(a)
Fifth Third Bancorp	8,900	209,417	(b)
Lloyds Banking Group PLC	345,000	227,968	(a)
Royal Bank of Canada	2,500	171,110
Synovus Financial Corp.	4,568	146,130	(b)
Toronto-Dominion Bank	3,300	164,033

Total Banks		1,046,535

Capital Markets - 0.8%
IG Group Holdings PLC	26,800	194,319	(a)
Natixis SA	25,000	117,959	(a)

Total Capital Markets		312,278

Consumer Finance - 0.5%
Ally Financial Inc.	8,000	181,280	(b)

Diversified Financial Services - 0.5%
ORIX Corp.	12,200	177,262	(a)

Insurance - 5.7%
Aegon NV	47,683	221,666	(a)
Allianz SE, Registered Shares	900	180,600	(a)
ASR Nederland NV	5,240	206,827	(a)
Aviva PLC	45,605	217,511	(a)
AXA SA	9,784	210,802	(a)
CNO Financial Group Inc.	9,489	141,196	(b)
Direct Line Insurance Group PLC	29,000	117,459	(a)
Hartford Financial Services Group Inc.	3,000	133,350	(b)
Legal & General Group PLC	64,278	188,610	(a)
Manulife Financial Corp.	10,500	148,978
MS&AD Insurance Group Holdings Inc.	7,500	212,890	(a)
Power Financial Corp.	5,200	98,385
Sun Life Financial Inc.	5,200	172,508

Total Insurance		2,250,782

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	3,827	130,807	*(b)

TOTAL FINANCIALS		4,098,944

HEALTH CARE - 6.9%
Biotechnology - 0.4%
Amgen Inc.	800	155,736	(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.8%
Amedisys Inc.	2,050	$240,076	*(b)
Ansell Ltd.	6,500	100,898	(a)
Carl Zeiss Meditec AG	1,500	117,379	(a)
IDEXX Laboratories Inc.	1,262	234,757	*(b)

Total Health Care Equipment & Supplies		693,110

Health Care Providers & Services - 1.3%
Chemed Corp.	500	141,640	(b)
Cigna Corp.	1,219	231,513	(b)
HCA Healthcare Inc.	1,200	149,340	(b)

Total Health Care Providers & Services		522,493

Health Care Technology - 0.3%
Veeva Systems Inc., Class A Shares	1,573	140,500	*(b)

Life Sciences Tools & Services - 0.7%
ICON PLC	2,028	262,038	*(b)

Pharmaceuticals - 2.4%
Astellas Pharma Inc.	9,200	117,080	(a)
Bausch Health Cos, Inc.	6,500	120,221	*
Hikma Pharmaceuticals PLC	11,126	241,891	(a)
Roche Holding AG	850	210,183	(a)
Shionogi & Co., Ltd.	2,800	158,770	(a)
Taro Pharmaceutical Industiries Ltd.	1,000	84,640	(b)

Total Pharmaceuticals		932,785

TOTAL HEALTH CARE		2,706,662

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.8%
Boeing Co.	500	161,250	(b)
Cobham PLC	122,000	151,448	*(a)

Total Aerospace & Defense		312,698

Airlines - 2.7%
Air Canada	10,700	203,466	*
Delta Air Lines Inc.	4,000	199,600	(b)
International Consolidated Airlines Group SA	30,523	239,540	(a)
Qantas Airways Ltd.	57,511	234,774	(a)
WestJet Airlines Ltd.	12,500	164,811

Total Airlines		1,042,191

Construction & Engineering - 2.3%
ACS Actividades de Construccion y Servicios SA	5,953	228,853	(a)
Hazama Ando Corp.	31,000	206,174	(a)
Kajima Corp.	15,500	207,775	(a)
Sumitomo Mitsui Construction Co. Ltd.	26,000	157,591	(a)
Tokyu Construction Co., Ltd.	13,000	117,650	(a)

Total Construction & Engineering		918,043

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Electrical Equipment - 1.3%
Fuji Electric Co. Ltd.	4,800	$139,965	(a)
Nippon Carbon Co. Ltd.	2,800	101,362	(a)
Signify NV	10,765	252,683	(a)

Total Electrical Equipment		494,010

Machinery - 4.8%
Allison Transmission Holdings Inc.	4,903	215,291	(b)
CNH Industrial NV	22,600	203,321	(a)
Cummins Inc.	1,730	231,197	(b)
DMG Mori Co., Ltd.	14,600	162,951	(a)
Ebara Corp.	5,200	115,718	(a)
Hino Motors, Ltd.	17,000	159,641	(a)
Japan Steel Works Ltd.	7,800	124,473	(a)
Meidensha Corp.	9,000	114,208	(a)
Mitsubishi Heavy Industries Ltd.	5,800	208,335	(a)
Outotec OYJ	33,500	117,550	(a)
Takeuchi Manufacturing Co., Ltd.	6,800	103,724	(a)
Terex Corp.	5,100	140,607	(b)

Total Machinery		1,897,016

Professional Services - 2.4%
en-japan Inc.	3,300	100,889	(a)
Insperity Inc.	2,000	186,720	(b)
Meitec Corp	4,400	177,435	(a)
Robert Half International Inc.	2,000	114,400	(b)
Teleperformance	900	144,069	(a)
Wolters Kluwer NV	3,400	200,781	(a)

Total Professional Services		924,294

Road & Rail - 0.8%
DSV A/S	2,700	178,037	(a)
TFI International Inc.	5,200	134,457

Total Road & Rail		312,494

Trading Companies & Distributors - 2.5%
Ashtead Group PLC	7,591	157,273	(a)
Howden Joinery Group PLC	44,207	244,491	(a)
Marubeni Corp.	33,600	233,817	(a)
Sojitz Corp.	44,000	151,781	(a)
Sumitomo Corp.	15,200	214,427	(a)

Total Trading Companies & Distributors		1,001,789

Transportation Infrastructure - 0.3%
Kamigumi Co. Ltd.	5,500	112,227	(a)

TOTAL INDUSTRIALS		7,014,762

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.9%
Cisco Systems Inc.	4,400	$190,652	(b)
F5 Networks Inc.	1,006	163,002	*(b)
Juniper Networks Inc.	5,911	159,065	(b)
Telefonaktiebolaget LM Ericsson, Class B Shares	28,010	246,880	(a)

Total Communications Equipment		759,599

Electronic Equipment, Instruments & Components - 1.3%
Avnet Inc.	3,200	115,520	(b)
CDW Corp.	1,474	119,468	(b)
Hitachi Ltd.	6,800	180,756	(a)
Japan Aviation Electronics Industry Ltd.	6,800	78,016	(a)

Total Electronic Equipment, Instruments & Components		493,760

IT Services - 1.1%
Akamai Technologies Inc.	4,000	244,320	*(b)
Nomura Research Institute Ltd.	5,500	202,179	(a)

Total IT Services		446,499

Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp.	6,600	132,964	(a)
Applied Materials Inc.	4,393	143,827	(b)
ASML Holding NV	1,364	212,821	(a)
KLA-Tencor Corp.	2,790	249,677	(b)
Kulicke & Soffa Industries Inc.	9,185	186,180	(b)
Mellanox Technologies Ltd.	1,500	138,570	*(b)
Siltronic AG	2,590	214,214	(a)
Texas Instruments Inc.	1,737	164,146	(b)
Tokyo Seimitsu Co. Ltd.	4,300	109,550	(a)

Total Semiconductors & Semiconductor Equipment		1,551,949

Software - 2.2%
Check Point Software Technologies Ltd.	2,129	218,542	*(b)
Citrix Systems Inc.	2,300	235,658	(b)
Fortinet Inc.	3,000	211,290	*(b)
Progress Software Corp.	5,607	198,992	(b)

Total Software		864,482

Technology Hardware, Storage & Peripherals - 1.4%
Brother Industries Ltd.	13,900	204,028	(a)
NetApp Inc.	3,780	225,553	(b)
Wacom Co., Ltd.	27,000	112,988	(a)

Total Technology Hardware, Storage & Peripherals		542,569

TOTAL INFORMATION TECHNOLOGY		4,658,858

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 11.6%
Chemicals - 4.1%
CF Industries Holdings Inc.	3,500	$152,285	(b)
Covestro AG	2,755	136,296	(a)
Eastman Chemical Co.	1,700	124,287	(b)
Lintec Corp.	5,300	113,755	(a)
Methanex Corp.	4,100	197,192
Mitsubishi Gas Chemical Co. Inc.	6,500	97,107	(a)
Sumitomo Chemical Co., Ltd.	31,000	151,601	(a)
Tokuyama Corp.	6,000	131,518	(a)
Ube Industries Ltd.	8,000	161,228	(a)
Westlake Chemical Corp.	2,800	185,276	(b)
Zeon Corp.	17,600	159,731	(a)

Total Chemicals		1,610,276

Metals & Mining - 5.0%
Acerinox SA	10,000	99,252	(a)
Anglo American PLC	11,627	257,027	(a)
BHP Group PLC	6,000	125,437	(a)
Centerra Gold Inc.	28,000	120,187	*
Detour Gold Corp.	12,900	108,949	*
Eramet	2,283	157,888	(a)
Hudbay Minerals Inc.	62,200	294,325
JFE Holdings Inc.	11,000	175,019	(a)
Sandfire Resources NL	42,500	199,949	(a)
South32 Ltd.	61,000	143,917	(a)
SSAB AB	51,366	177,428	(a)
Teck Resources Ltd., Class B Shares	5,000	107,640

Total Metals & Mining		1,967,018

Paper & Forest Products - 2.5%
Canfor Corp.	10,800	130,768	*
Canfor Pulp Products Inc.	6,300	74,804
Interfor Corp.	20,800	219,701	*
Metsa Board OYJ	25,481	150,218	(a)
Oji Holdings Corp.	24,000	122,839	(a)
Verso Corp.	7,000	156,800	*(b)
West Fraser Timber Co. Ltd.	2,000	98,799

Total Paper & Forest Products		953,929

TOTAL MATERIALS		4,531,223

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Artis Real Estate Investment Trust	18,000	$121,828
Brixmor Property Group Inc.	8,200	120,458	(b)
CoreCivic Inc.	5,400	96,282	(b)
Granite Real Estate Investment Trust	2,900	113,030
Great Portland Estates PLC	25,000	209,502	(a)
H&R Real Estate Investment Trust	7,500	113,445

Total Equity Real Estate Investment Trusts (REITs)		774,545

Real Estate Management & Development - 2.6%
Aroundtown SA	14,000	116,191	(a)
Daito Trust Construction Co., Ltd.	1,600	218,535	(a)
Fastighets AB Balder	6,410	182,845	*(a)
Nexity SA	4,197	189,443	(a)
Shinoken Group Co. Ltd.	29,300	179,765	(a)
TAG Immobilien AG	6,455	147,350	(a)

Total Real Estate Management & Development		1,034,129

TOTAL REAL ESTATE		1,808,674

UTILITIES - 2.1%
Electric Utilities - 0.5%
Tohoku Electric Power Co. Inc.	14,000	184,017	(a)

Gas Utilities - 0.3%
Superior Plus Corp.	17,000	120,539

Independent Power and Renewable Electricity Producers - 1.0%
Drax Group PLC	51,814	236,026	(a)
Vistra Energy Corp.	7,000	160,230	*(b)

Total Independent Power and Renewable Electricity Producers		396,256

Multi-Utilities - 0.3%
A2A SpA	75,000	134,910	(a)

TOTAL UTILITIES		835,722

TOTAL INVESTMENTS - 95.2% (Cost - $40,987,174)		37,308,728
Other Assets in Excess of Liabilities - 4.8%		1,864,440

TOTAL NET ASSETS - 100.0%		$39,173,168

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (95.3)%
COMMON STOCKS - (95.3)%
COMMUNICATION SERVICES - (5.2)%
Diversified Telecommunication Services - (2.0)%
BT Group PLC	(67,900)	$(205,535	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
Cellnex Telecom SA	(7,694)	$(196,544	)(a)
Iliad SA	(1,171)	(163,656	)(a)
Telefonica SA	(15,300)	(129,136	)(a)
TPG Telecom Ltd.	(26,000)	(117,929	)(a)

Total Diversified Telecommunication Services		(812,800)

Entertainment - (0.7)%
Live Nation Entertainment Inc.	(3,200)	(157,600	)*
Nexon Co. Ltd.	(8,500)	(108,584	)(a)

Total Entertainment		(266,184)

Interactive Media & Services - (0.4)%
LINE Corp.	(4,600)	(157,248	)*(a)

Media - (2.1)%
Axel Springer SE	(3,599)	(203,493	)(a)
Charter Communications Inc., Class A Shares	(700)	(199,479	)*
CyberAgent Inc.	(3,000)	(117,145	)(a)
Fuji Media Holdings Inc.	(6,500)	(89,013	)(a)
News Corp., Class A Shares	(9,000)	(102,150)
WPP PLC	(11,200)	(120,291	)(a)

Total Media		(831,571)

TOTAL COMMUNICATION SERVICES		(2,067,803)

CONSUMER DISCRETIONARY - (13.0)%
Auto Components - (0.6)%
Autoneum Holding AG	(643)	(96,559	)(a)
Valeo SA	(4,800)	(139,185	)(a)

Total Auto Components		(235,744)

Automobiles - (1.1)%
Daimler AG	(3,153)	(165,774	)(a)
Ferrari NV	(1,000)	(99,474	)(a)
Volkswagen AG	(1,000)	(159,331	)(a)

Total Automobiles		(424,579)

Distributors - (0.3)%
Pool Corp	(900)	(133,785)

Diversified Consumer Services - (0.2)%
Grand Canyon Education Inc.	(900)	(86,526	)*

Hotels, Restaurants & Leisure - (4.6)%
Aramark	(3,700)	(107,189)
Caesars Entertainment Corp.	(19,700)	(133,763	)*
Eldorado Resorts Inc.	(3,100)	(112,251	)*
Elior Group SA	(6,694)	(99,825	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Golden Entertainment, Inc.	(4,600)	$(73,692	)*
GVC Holdings PLC	(18,697)	(160,702	)(a)
Oriental Land Co., Ltd.	(2,600)	(263,980	)(a)
Tabcorp Holdings Ltd.	(60,356)	(182,362	)(a)
TUI AG	(9,200)	(132,034	)(a)
Whitbread PLC	(3,919)	(228,133	)(a)
Wingstop, Inc.	(1,800)	(115,542)
Zensho Holdings Co. Ltd.	(7,000)	(170,840	)(a)

Total Hotels, Restaurants & Leisure		(1,780,313)

Household Durables - (2.0)%
Husqvarna AB	(26,565)	(197,511	)(a)
iRobot Corp	(900)	(75,366	)*
Mohawk Industries, Inc.	(900)	(105,264	)*
Neinor Homes SA	(7,000)	(104,263	)*(a)
Newell Brands, Inc.	(6,900)	(128,271)
Panasonic Corp.	(16,500)	(148,049	)(a)

Total Household Durables		(758,724)

Internet & Direct Marketing Retail - (1.5)%
ASOS PLC	(4,654)	(134,313	)*(a)
GrubHub Inc.	(1,000)	(76,810	)*
Ocado Group PLC	(14,800)	(148,371	)*(a)
Rakuten Inc.	(25,900)	(172,216	)(a)
Zalando SE	(3,410)	(87,633	)*(a)

Total Internet & Direct Marketing Retail		(619,343)

Leisure Products - (0.2)%
Mattel Inc.	(9,399)	(93,896	)*

Multiline Retail - (0.2)%
Takashimaya Co. Ltd.	(7,500)	(95,304	)(a)

Specialty Retail - (1.4)%
Fast Retailing Co. Ltd.	(400)	(204,615	)(a)
Kingfisher PLC	(38,800)	(102,649	)(a)
National Vision Holdings Inc.	(2,500)	(70,425	)*
Nitori Holdings Co. Ltd.	(1,300)	(161,481	)(a)

Total Specialty Retail		(539,170)

Textiles, Apparel & Luxury Goods - (0.9)%
EssilorLuxottica SA	(1,250)	(157,840	)(a)
Luxottica Group SpA	(3,627)	(214,599	)(a)

Total Textiles, Apparel & Luxury Goods		(372,439)

TOTAL CONSUMER DISCRETIONARY		(5,139,823)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
CONSUMER STAPLES - (5.4)%
Beverages - (0.3)%
Anheuser-Busch InBev SA	(2,044)	$(135,277	)(a)

Food & Staples Retailing - (0.5)%
FamilyMart UNY Holdings Co. Ltd., Class L Shares	(1,500)	(189,504	)(a)

Food Products - (2.2)%
B&G Foods Inc.	(3,718)	(107,487)
Hain Celestial Group Inc.	(4,700)	(74,542	)*
Hormel Foods Corp.	(2,600)	(110,968)
Kerry Group PLC, Class A Shares	(1,500)	(148,179	)(a)
Kraft Heinz Co.	(4,235)	(182,274)
Saputo Inc.	(6,800)	(195,204)

Total Food Products		(818,654)

Household Products - (1.0)%
Clorox Co.	(1,100)	(169,554)
Henkel AG & Co. KGaA	(1,181)	(116,144	)(a)
Reckitt Benckiser Group PLC	(1,537)	(117,375	)(a)

Total Household Products		(403,073)

Personal Products - (1.0)%
Coty Inc., Class A Shares	(15,025)	(98,564)
Kao Corp.	(2,500)	(184,315	)(a)
Ontex Group NV	(4,745)	(97,069	)(a)

Total Personal Products		(379,948)

Tobacco - (0.4)%
British American Tobacco PLC	(5,000)	(159,446	)(a)

TOTAL CONSUMER STAPLES		(2,085,902)

ENERGY - (5.9)%
Energy Equipment & Services - (0.9)%
Cactus, Inc., Class A Shares	(3,400)	(93,194	)*
Core Laboratories NV	(1,358)	(81,018)
John Wood Group PLC	(12,572)	(80,495	)(a)
WorleyParsons Ltd.	(13,000)	(104,554	)(a)

Total Energy Equipment & Services		(359,261)

Oil, Gas & Consumable Fuels - (5.0)%
Aker BP ASA	(5,600)	(141,812	)(a)
Antero Midstream Partners LP	(2,733)	(58,459)
Cairn Energy PLC	(74,306)	(141,798	)*(a)
Enbridge Inc.	(5,300)	(164,645)
EQT Corp.	(7,864)	(148,551)
Keyera Corp.	(6,500)	(122,887)
Kinder Morgan Canada Ltd.	(12,000)	(140,023	)*

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Magnolia Oil & Gas Corp.	(12,600)	$(141,246	)*
Matador Resources Co.	(6,675)	(103,663	)*
Oil Search Ltd.	(26,004)	(131,131	)(a)
Peabody Energy Corp.	(3,200)	(97,536)
Pembina Pipeline Corp.	(5,705)	(169,286)
PrairieSky Royalty Ltd.	(9,600)	(124,254)
TransCanada Corp.	(4,700)	(167,833)
Williams Cos. Inc.	(5,600)	(123,480)

Total Oil, Gas & Consumable Fuels		(1,976,604)

TOTAL ENERGY		(2,335,865)

FINANCIALS - (10.7)%
Banks - (3.2)%
Bank of Kyoto Ltd.	(1,600)	(65,619	)(a)
Bankia SA	(32,200)	(93,766	)(a)
Commonwealth Bank of Australia	(2,400)	(122,491	)(a)
CYBG PLC	(66,452)	(152,443	)(a)
First Republic Bank	(1,200)	(104,280)
Japan Post Bank Co. Ltd.	(14,700)	(161,396	)(a)
Metro Bank PLC	(4,346)	(93,765	)*(a)
Mitsubishi UFJ Financial Group Inc., ADR	(29,000)	(141,230)
Standard Chartered PLC	(24,102)	(186,301	)(a)
Unione di Banche Italiane SpA	(37,532)	(108,655	)(a)

Total Banks		(1,229,946)

Capital Markets - (4.1)%
Brookfield Asset Management Inc., Class A Shares	(5,500)	(210,925)
Brookfield Asset Management Inc., Class A Shares	(4,000)	(153,296)
Charles Schwab Corp.	(3,400)	(141,202)
CME Group Inc.	(1,150)	(216,338)
Deutsche Bank AG	(22,765)	(181,668	)(a)
Japan Exchange Group Inc.	(6,200)	(99,571	)(a)
London Stock Exchange Group PLC	(3,000)	(154,815	)(a)
MarketAxess Holdings Inc.	(792)	(167,358)
Sanne Group PLC	(9,327)	(68,937	)(a)
TP ICAP PLC	(44,797)	(171,336	)(a)

Total Capital Markets		(1,565,446)

Consumer Finance - (0.7)%
LendingClub Corp.	(31,900)	(83,897	)*
PRA Group Inc.	(7,223)	(176,025	)*

Total Consumer Finance		(259,922)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Diversified Financial Services - (0.6)%
Challenger Ltd.	(16,153)	$(107,969	)(a)
GRENKE AG	(1,600)	(135,875	)(a)

Total Diversified Financial Services		(243,844)

Insurance - (2.1)%
Brown & Brown Inc.	(3,500)	(96,460)
Intact Financial Corp.	(1,900)	(138,046)
Jardine Lloyd Thompson Group PLC	(8,639)	(208,259	)(a)
Sony Financial Holdings Inc.	(5,700)	(105,800	)(a)
Willis Towers Watson PLC	(1,050)	(159,453)
WR Berkley Corp.	(1,800)	(133,038)

Total Insurance		(841,056)

TOTAL FINANCIALS		(4,140,214)

HEALTH CARE - (6.9)%
Biotechnology - (0.6)%
CSL Ltd.	(1,000)	(130,596	)(a)
Grifols SA, ADR	(7,400)	(135,864)

Total Biotechnology		(266,460)

Health Care Equipment & Supplies - (2.9)%
Abbott Laboratories	(3,000)	(216,990)
Ambu A/S, Class B Shares	(8,300)	(199,900	)(a)
Asahi Intecc Co. Ltd.	(3,200)	(136,208	)(a)
Becton Dickinson and Co.	(750)	(168,990)
Cooper Cos. Inc.	(500)	(127,250)
Invacare Corp	(9,358)	(40,239)
Straumann Holding AG	(180)	(113,852	)(a)
Zimmer Biomet Holdings Inc.	(1,400)	(145,208)

Total Health Care Equipment & Supplies		(1,148,637)

Health Care Providers & Services - (1.0)%
Fresenius Medical Care AG & Co. KGaA	(2,200)	(142,903	)(a)
Fresenius SE & Co. KGaA	(3,332)	(161,061	)(a)
Mediclinic International PLC	(16,538)	(67,707	)(a)

Total Health Care Providers & Services		(371,671)

Pharmaceuticals - (2.4)%
Aerie Pharmaceuticals Inc.	(2,152)	(77,687	)*
AstraZeneca PLC, ADR	(4,800)	(182,304)
GlaxoSmithKline PLC, ADR	(5,500)	(210,155)
Merck KGaA	(2,087)	(215,334	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
MyoKardia Inc.	(2,000)	$(97,720	)*
Orion Oyj, Class B Shares	(3,300)	(114,637	)(a)

Total Pharmaceuticals		(897,837)

TOTAL HEALTH CARE		(2,684,605)

INDUSTRIALS - (17.7)%
Aerospace & Defense - (1.3)%
BWX Technologies Inc.	(4,300)	(164,389)
Saab AB, Class B Shares	(925)	(31,874	)*(a)
Saab AB, Class B Shares	(3,700)	(128,748	)(a)
TransDigm Group Inc.	(570)	(193,834	)*

Total Aerospace & Defense		(518,845)

Air Freight & Logistics - (0.9)%
Bollore SA	(47,535)	(189,904	)(a)
United Parcel Service Inc., Class B Shares	(1,700)	(165,801)

Total Air Freight & Logistics		(355,705)

Building Products - (0.3)%
TOTO Ltd.	(3,300)	(113,436	)(a)

Commercial Services & Supplies - (1.3)%
Elis SA	(12,114)	(200,879	)(a)
HomeServe PLC	(11,000)	(120,843	)(a)
Multi-Color Corp	(2,100)	(73,689)
Team Inc.	(6,835)	(100,133	)*

Total Commercial Services & Supplies		(495,544)

Construction & Engineering - (0.7)%
JGC Corp.	(8,400)	(117,259	)(a)
SNC-Lavalin Group Inc.	(4,600)	(154,726)

Total Construction & Engineering		(271,985)

Electrical Equipment - (0.8)%
Melrose Industries PLC	(65,241)	(135,097	)(a)
Nidec Corp.	(1,600)	(183,368	)(a)

Total Electrical Equipment		(318,465)

Industrial Conglomerates - (0.5)%
Toshiba Corp.	(7,100)	(201,549	)(a)

Machinery - (3.8)%
ANDRITZ AG	(1,430)	(65,781	)(a)
Daifuku Co. Ltd.	(2,500)	(112,695	)(a)
FANUC Corp.	(1,100)	(165,371	)(a)
Kone OYJ, Class B Shares	(3,937)	(187,548	)(a)
Makita Corp.	(4,800)	(169,976	)(a)
MISUMI Group Inc.	(9,700)	(202,438	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Machinery - (continued)
Schindler Holding AG	(600)	$(116,685	)(a)
SMC Corp.	(470)	(140,389	)(a)
Wabtec Corp.	(1,557)	(109,379)
WEIR GROUP PLC	(11,518)	(189,376	)(a)

Total Machinery		(1,459,638)

Marine - (0.2)%
Nippon Yusen KK	(6,000)	(92,968	)(a)

Professional Services - (2.4)%
Capita PLC	(120,000)	(170,535	)(a)
Equifax, Inc.	(1,200)	(111,756)
Nielsen Holdings PLC	(4,700)	(109,651)
RELX PLC	(6,500)	(133,503	)(a)
SEEK Ltd.	(7,500)	(89,375	)(a)
Stantec Inc.	(5,800)	(127,071)
Thomson Reuters Corp.	(5,000)	(241,550)

Total Professional Services		(983,441)

Road & Rail - (2.9)%
Keikyu Corp.	(10,000)	(164,747	)(a)
Keio Corp.	(4,400)	(257,518	)(a)
Kintetsu Group Holdings Co. Ltd., Class L Shares	(3,500)	(151,460	)(a)
Kyushu Railway Co.	(2,800)	(94,330	)(a)
Nankai Electric Railway Co., Ltd.	(6,600)	(173,406	)(a)
Odakyu Electric Railway Co., Ltd.	(7,500)	(164,367	)(a)
Tokyu Corp.	(10,500)	(170,648	)(a)

Total Road & Rail		(1,176,476)

Trading Companies & Distributors - (0.8)%
SiteOne Landscape Supply Inc.	(1,732)	(95,728	)*
Trusco Nakayama Corp.	(8,400)	(220,185	)(a)

Total Trading Companies & Distributors		(315,913)

Transportation Infrastructure - (1.8)%
Aeroports de Paris	(640)	(121,010	)(a)
Auckland International Airport Ltd.	(43,319)	(207,934	)(a)
Japan Airport Terminal Co. Ltd.	(5,500)	(189,938	)(a)
Transurban Group	(26,095)	(214,232	)(a)

Total Transportation Infrastructure		(733,114)

TOTAL INDUSTRIALS		(7,037,079)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - (12.0)%
Communications Equipment - (0.9)%
Finisar Corp.	(8,125)	$(175,500	)*
ViaSat Inc.	(3,474)	(204,792	)*

Total Communications Equipment		(380,292)

Electronic Equipment, Instruments & Components - (1.2)%
Hexagon AB	(2,600)	(120,008	)(a)
Ingenico Group SA	(2,037)	(115,211	)(a)
SPECTRIS PLC	(4,100)	(118,700	)(a)
Sumida Corp.	(9,400)	(106,780	)(a)

Total Electronic Equipment, Instruments & Components		(460,699)

IT Services - (4.3)%
Altran Technologies SA	(22,042)	(177,098	)(a)
Fidelity National Information Services, Inc.	(1,100)	(112,805)
Fleetcor Technologies, Inc.	(900)	(167,148	)*
Gartner Inc.	(1,500)	(191,760	)*
GTT Communications Inc.	(5,334)	(126,202	)*
InterXion Holding NV	(4,442)	(240,579	)*
LiveRamp Holdings, Inc.	(2,600)	(100,438	)*
NEXTDC Ltd.	(40,891)	(176,255	)*(a)
Obic Co. Ltd.	(2,200)	(168,368	)(a)
Worldpay Inc., Class A Shares	(2,700)	(206,361	)*

Total IT Services		(1,667,014)

Semiconductors & Semiconductor Equipment - (1.6)%
ams AG	(5,169)	(124,642	)(a)
Cree, Inc.	(2,300)	(98,383	)*
MACOM Technology Solutions Holdings Inc., Class H Shares	(6,052)	(87,815	)*
Microchip Technology, Inc.	(2,100)	(151,032)
Mitsui High-Tec Inc.	(10,700)	(82,455	)(a)
u-blox Holding AG	(768)	(61,885	)(a)

Total Semiconductors & Semiconductor Equipment		(606,212)

Software - (4.0)%
2U Inc.	(2,185)	(108,638	)*
AVEVA Group PLC	(5,800)	(178,242	)(a)
Ellie Mae Inc.	(1,563)	(98,203	)*
Guidewire Software, Inc.	(1,300)	(104,299	)*
Micro Focus International PLC	(14,363)	(251,036	)(a)
Mimecast Ltd.	(2,700)	(90,801	)*
RingCentral, Inc.	(1,800)	(148,392	)*

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Software - (continued)
SAP SE	(2,000)	$(199,219	)(a)
Tyler Technologies Inc.	(550)	(102,201	)*
Workday Inc., Class A Shares	(1,358)	(216,845	)*

Total Software		(1,497,876)

TOTAL INFORMATION TECHNOLOGY		(4,612,093)

MATERIALS - (11.5)%
Chemicals - (6.4)%
Akzo Nobel NV	(2,100)	(168,803	)(a)
Chr Hansen Holding A/S	(1,100)	(97,420	)(a)
Croda International PLC	(3,152)	(187,228	)(a)
Givaudan SA	(103)	(238,900	)(a)
Ingevity Corp.	(1,400)	(117,166	)*
International Flavors & Fragrances Inc.	(1,500)	(201,405)
Lenzing AG	(1,200)	(109,381	)(a)
Nippon Paint Holdings Co., Ltd.	(5,900)	(200,056	)(a)
Nissan Chemical Corp.	(2,500)	(130,140	)(a)
Novozymes A/S	(2,200)	(98,337	)(a)
Nufarm Ltd.	(25,000)	(105,039	)(a)
Sika AG	(1,400)	(177,931	)(a)
Symrise AG	(2,911)	(215,120	)(a)
Taiyo Nippon Sanso Corp.	(15,500)	(255,204	)(a)
Umicore SA	(4,652)	(185,024	)(a)

Total Chemicals		(2,487,154)

Construction Materials - (0.6)%
CRH PLC, ADR	(6,200)	(163,370)
Summit Materials Inc., Class A Shares	(7,004)	(86,850	)*

Total Construction Materials		(250,220)

Containers & Packaging - (1.4)%
Amcor Ltd.	(12,000)	(111,989	)(a)
FP Corp.	(2,800)	(170,563	)(a)
Huhtamaki OYJ	(4,408)	(136,926	)(a)
Pact Group Holdings Ltd.	(52,912)	(129,389	)(a)

Total Containers & Packaging		(548,867)

Metals & Mining - (3.1)%
Agnico Eagle Mines Ltd.	(4,400)	(177,586)
Endeavour Mining Corp.	(11,100)	(181,639	)*
Franco-Nevada Corp.	(1,700)	(119,207)
Fresnillo PLC	(18,000)	(196,731	)(a)
MAG Silver Corp.	(12,800)	(93,759	)*
Nippon Denko Co., Ltd.	(48,400)	(95,001	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Novagold Resources Inc.	(29,500)	$(117,118	)*
Osisko Gold Royalties Ltd.	(12,200)	(106,969)
Turquoise Hill Resources Ltd.	(66,900)	(110,259	)*

Total Metals & Mining		(1,198,269)

TOTAL MATERIALS		(4,484,510)

REAL ESTATE - (4.7)%
Equity Real Estate Investment Trusts (REITs) - (3.7)%
Alexandria Real Estate Equities Inc.	(1,395)	(160,760)
American Tower Corp.	(1,150)	(181,919)
Daiwa House REIT Investment Corp.	(70)	(156,694	)(a)
Digital Realty Trust Inc.	(1,903)	(202,765)
GLP J-Reit	(130)	(132,792	)(a)
Japan Real Estate Investment Corp.	(25)	(140,393	)(a)
Nippon Building Fund Inc.	(27)	(170,040	)(a)
Nippon Prologis REIT Inc.	(82)	(173,102	)(a)
WP Carey Inc.	(2,200)	(143,748)

Total Equity Real Estate Investment Trusts (REITs)		(1,462,213)

Real Estate Management & Development - (1.0)%
Capital & Counties Properties PLC	(40,000)	(117,387	)(a)
Mitsui Fudosan Co. Ltd.	(7,400)	(163,965	)(a)
Sumitomo Realty & Development Co. Ltd.	(3,300)	(120,528	)(a)

Total Real Estate Management & Development		(401,880)

TOTAL REAL ESTATE		(1,864,093)

UTILITIES - (2.3)%
Electric Utilities - (0.8)%
Nextera Energy, Inc.	(850)	(147,747)
Orsted A/S	(2,300)	(153,958	)(a)

Total Electric Utilities		(301,705)

Independent Power and Renewable Electricity Producers - (0.3)%
Ormat Technologies, Inc.	(2,200)	(115,060)

Multi-Utilities - (0.6)%
Innogy SE	(1,700)	(79,333	)(a)
Vectren Corp.	(2,100)	(151,158)

Total Multi-Utilities		(230,491)

Water Utilities - (0.6)%
California Water Service Group	(4,806)	(229,054)

TOTAL UTILITIES		(876,310)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(42,454,062))		$(37,328,297)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	72,040,601	USD	651,664	UBS Securities LLC	1/7/19	$6,035
JPY	22,615,601	USD	204,831	Citibank N.A	1/8/19	1,655
USD	4,497,853	GBP	3,549,000	Bank of New York	1/25/19	(31,468)
USD	6,960,207	JPY	780,384,000	Bank of New York	1/25/19	(174,071)
USD	3,383,244	CAD	4,550,000	Citibank N.A	1/25/19	48,170
USD	653,445	AUD	910,000	Northern Trust Co.	1/25/19	12,147
USD	4,758,550	EUR	4,172,000	Northern Trust Co.	1/25/19	(31,778)

Total						$(169,310)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$890,807	$1,113,564	—	$2,004,371
Consumer Discretionary	2,289,745	2,933,563	—	5,223,308
Consumer Staples	563,946	1,541,652	—	2,105,598
Energy	973,330	1,347,276	—	2,320,606
Financials	1,697,194	2,401,750	—	4,098,944
Health Care	1,760,461	946,201	—	2,706,662
Industrials	1,751,799	5,262,963	—	7,014,762
Information Technology	2,964,462	1,694,396	—	4,658,858
Materials	1,971,013	2,560,210	—	4,531,223
Real Estate	565,043	1,243,631	—	1,808,674
Utilities	280,769	554,953	—	835,722

Total Investments	$15,708,569	$21,600,159	—	$37,308,728

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$68,007	—	$68,007

Total	$15,708,569	$21,668,166	—	$37,376,735

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†:
Common Stocks:
Communication Services	$459,229	$1,608,574	—	$2,067,803
Consumer Discretionary	1,312,780	3,827,043	—	5,139,823
Consumer Staples	938,593	1,147,309	—	2,085,902
Energy	1,736,075	599,790	—	2,335,865
Financials	1,921,548	2,218,666	—	4,140,214
Health Care	1,402,407	1,282,198	—	2,684,605
Industrials	1,647,707	5,389,372	—	7,037,079
Information Technology	2,732,194	1,879,899	—	4,612,093
Materials	1,475,328	3,009,182	—	4,484,510
Real Estate	689,192	1,174,901	—	1,864,093
Utilities	643,019	233,291	—	876,310
Total Securities Sold Short	14,958,072	22,370,225	—	37,328,297
Forward Foreign Currency
Contracts	—	237,317	—	237,317

Total	$14,958,072	$22,607,542	—	$37,565,614

† See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2018, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2018, securities valued at $21,600,159 and securities sold short valued at $22,370,225 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019